Share based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share based compensation
Stock Based Compensation Expense
	For the years ended December 31,
	2021	2020	2019
Stock Option Expense	$26,250	$34,223	$43,809
Deferred Share Units	-	15,000	-
Restricted Stock Units	154,715	111,060	-
Employee Share Purchase Plan	106,935	8,133	-
Total stock based compensation expense	287,900	168,416	43,809

Stock Options Outstanding
Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.44	21,360	21,360	4.5
$0.49	8,500	8,500	4.2
$0.51	16,000	16,000	3.7
$0.52	100,000	100,000	2.5
$0.55	30,000	30,000	3.1
$0.59	150,000	150,000	1.8
$0.62	18,050	18,050	5.0
$0.68	14,750	14,750	4.7
	358,660	358,660	2.7

Stock Option Activity
	For the year ended		For the year ended
	December 31, 2021		December 31, 2020
		weighted		Weighted
	# of stock	average	# of stock	Average
	options	exercise price	options	exercise price
Options outstanding, start of the year	421,000	$0.83	1,169,500	$1.48
Granted	62,660	$0.56	46,000	$0.54
Expired	(125,000)	$(1.48)	(794,500)	$(1.77)
Forfeited	-	-	-	-
Options outstanding, end of the year	358,660	$0.56	421,000	$0.83
Options exercisable, end of the year	358,660	$0.56	421,000	$0.83
	For the year ended
	December 31, 2019
		weighted
	# of stock	average
	options	exercise price
Options outstanding, start of the year	1,297,000	$1.58
Granted	100,000	$0.52
Expired	(47,500)	$(1.51)
Forfeited	(180,000)	$(1.70)
Options outstanding, end of the year	1,169,500	$1.48
Options exercisable, end of the year	1,119,000	$1.52

Weighted Average Assumptions
For the year ended	2021	2020	2019
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	108%	138%	65%
Weighted average risk free interest rate	0.38%	1.12%	1.68%
Weighted average fair market value per share at grant date	$0.56	$0.54	$0.52
Intrinsic (or “in-the-money”) value per share of options exercised	$-	$-	$-

Deferred Stock Unit Activity
	For the years ended
Opening balance	2021	2020
DSUs outstanding, start of the year	37,354	-
Granted	-	37,354
Closing balance	37,354	37,354

Restricted Stock Unit Activity
			For the years ended,
	December 31, 2021		December 31, 2020
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	1,200,000	$0.79	-	-
Granted	-	-	1,200,000	$0.45
Common shares issued	(208,370)	$(0.55)	-	-
Payroll withholdings settled in cash	(139,964)	$(0.55)	-	-
Forfeited	(155,000)	$(0.79)	-	-
RSUs outstanding, end of the year	696,666	$0.61	1,200,000	$0.79

Employee Stock Purchase Plan
			For the years ended,
	December 31, 2021		December 31, 2020
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	127,790	$69,260	16,686	$7,592
Matched by the Company	102,641	55,733	14,213	6,467
Bonus match by the Company	74,119	48,030	-	-
Total Common Shares issued	304,550	173,023	30,899	14,059